Cost of Revenues (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)		Dec. 31, 2018 CNY (¥)
Cost Of Revenue [Abstract]
Revenue sharing fees	¥ 19,550	$ 2,996	¥ 25,157		¥ 47,263
Content and operational costs	482,641	73,968	603,573		491,478
Bandwidth costs	57,095	8,750	54,600		57,102
Total	¥ 559,286	$ 85,714	¥ 683,330	[1]	¥ 595,843	[1]

[1]	Transactions with related parties included in revenues, cost of revenues and operating expenses are as follows (Note 23):